Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

9. Taxation

Income tax

Income tax expense represents the sum of the current and deferred taxes.

Current tax payable or recoverable is based on taxable profit for the year, and any adjustments in respect of prior periods. Taxable profit differs from profit as reported in the income statement because some items of income or expense are taxable or deductible in different years or may never be taxable or deductible. The amount of current tax payable or receivable is the best estimate of the amount expected to be paid to, or received from, tax authorities. It is calculated using tax rates and laws that have been substantively enacted at the reporting date.

Tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they either relate to income taxes levied by the same taxation authority on either the same taxable entity or on different taxable entities which intend to settle the current tax assets and liabilities on a net basis.

Tax is charged or credited to the income statement, except when it relates to items charged or credited to other comprehensive income/(expense) or directly to equity, in which case the tax is recognised in other comprehensive income/(expense) or in equity.

The Group recognises provisions for uncertain tax positions when it is probable that a tax authority would not accept an uncertain tax treatment. This is done by assuming the tax authority will examine all the amounts and would have full knowledge of all related information when making those examinations. Uncertain tax positions are assessed and measured on an issue by issue basis within the jurisdictions that we operate either using management’s estimate of the most likely outcome where the issues are binary, or the expected value approach where the issues have a range of possible outcomes.

Where open tax matters exist, the ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of negotiations with the relevant tax authorities or, if necessary, litigation proceedings. At 31 December 2022, the Group had recognised provisions of £159m in respect of such uncertain tax positions (2021: £150m and 2020: £124m). Due to the number of uncertain tax positions held and the number of jurisdictions to which these relate, it is not practicable to give meaningful sensitivity estimates.

The Group recognises interest on late paid taxes as part of financing costs, and any penalties, if applicable, as part of the income tax expense.

Tax charged to the income statement

The major components of income tax expense are:

Taxation charge/(credit) based on profits for the period

	2022 £m	2021 £m	2020 £m
Current year charge	412	361	540
Charge in respect of prior periods	25	(50)	11
Total current taxation	437	311	551
Total deferred taxation	62	(114)	(141)
Total	499	197	410

The tax charge on the Group’s profit for the year can be reconciled from the standard rate of corporation tax in the UK of 19% as follows:

Reconciliation of the taxation rate on the Group profits

	2022 £m	2021 £m	2020 £m
Profit before tax	1,618	1,636	1,591
UK statutory rate of taxation of 19%	307	311	302
Differences in overseas taxation rates	72	105	124
Benefit of substance-based tax rulings	(15)	(18)	(70)
R&D tax credits	(3)	(2)	(2)
Tax losses not recognised	1	3	8
Permanent differences on disposals, acquisitions and transfers	–	(164)	(20)
Items non-deductible/taxable for tax purposes	56	3	25
Re-assessment of prior year estimates	5	(70)	19
Changes in tax rates	76	29	24
Total tax charge	499	197	410

The Group has a substantial business presence in many countries around the world. The effect of overseas tax rates represents the tax impact on profits arising outside the UK that are then taxed at rates different to the statutory rate in the UK.

This impact of higher tax rates incurred overseas was partially offset by the beneficial incentives offered in certain countries.

The tax effect of disposals, acquisitions and transfers can vary from the accounting profit or loss that arises. The amount recorded in 2021 reflects a tax credit related to an uplift of the tax basis of certain intra-group brand transfers.

In 2022, the costs associated with the listing of the Company on the LSE and NYSE as part of the demerger have been treated as not deductible for tax purposes.

The re-assessment of prior year estimates includes settlements reached following conclusion of tax authority review and differences between final tax return submissions and liabilities accrued in these financial statements. This includes adjustments for both current and deferred tax.

The impact of changes in tax rates results from the revaluation of temporary differences due to new tax rates coming into force. In 2022, this primarily relates to the different blend of state taxes applicable to the Group’s operations in the US, which is higher than that which previously applied when reported and taxed as part of GSK’s combined US business. In 2021, this was a result of the substantive enactment of the increase in the UK corporation tax rate from 19% to 25%, whilst in 2020 this was a result of the repeal of the previously legislated reduction in the UK corporation tax rate to 17% resulting in the existing 19% rate being maintained.

Future tax charges, and therefore the effective tax rate, may be affected by factors such as acquisitions, disposals, restructurings, the location of research and development activity, tax regime reforms, agreements with tax authorities and resolution of open matters as the Group continues to bring its tax affairs up to date around the world.

In addition to the amounts charged to the income statement, tax of £73m has been debited to equity through other comprehensive income/(expense) (2021: £14m debit, 2020: £13m credit) of which a £5m debit (2021: £nil, 2020: £nil) is included in current tax and a £68m debit (2021: £14m debit, 2020: £13m credit) is included in deferred tax and principally relates to cash flow hedges and post-employment benefits.

Deferred tax

Deferred tax is the tax expected to be payable or recoverable in the future arising from temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. It is accounted for using the statement of financial position liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that temporary differences or taxable profits will be available against which deductible temporary differences can be utilised.

Such assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. Deferred tax liabilities are not recognised to the extent they arise from the initial recognition of non-tax deductible goodwill.

Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint arrangements, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting period date and adjusted to reflect changes in the Group’s assessment that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset realised, based on tax rates that have been enacted or substantively enacted by the reporting period date.

Deferred tax assets and liabilities comprise of:

	2022 £m	2021 £m
Deferred tax assets	220	312
Deferred tax liabilities	(3,601)	(3,357)
Total	(3,381)	(3,045)

Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Other net temporary differences[1] £m	Total £m
As at 1 January 2022	(66)	(3,438)	50	9	400	(3,045)
Exchange adjustments	(6)	(233)	3	1	29	(206)
(Charge)/credit to income statement	(18)	(78)	1	4	29	(62)
Charge to statement of comprehensive income	–	–	(24)	–	(44)	(68)
Reclassification and other movements	–	108	–	–	(108)	–
At 31 December 2022	(90)	(3,641)	30	14	306	(3,381)

1	Other net temporary differences contain £135m (2021: £117m) related to a deferred tax asset recognised on intra-group profits arising on intercompany inventory which is eliminated within the Consolidated Financial Statements.

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Other net temporary differences £m	Total £m
As at 1 January 2021	(45)	(3,451)	82	26	266	(3,122)
Exchange adjustments	(6)	(18)	(8)	–	9	(23)
(Charge)/credit to income statement	(15)	31	(12)	(17)	127	114
Charge to statement of comprehensive income	–	–	(12)	–	(2)	(14)
At 31 December 2021	(66)	(3,438)	50	9	400	(3,045)

Provision for deferred tax liabilities of £40m (2021: £38m) has been made in respect of the taxation that would arise on the future distribution of retained profits by certain overseas subsidiaries. Deferred tax is not provided on temporary differences of £385m (2021: £147m) arising on unremitted profits as management can control any future reversal and does not consider such a reversal to be probable.

The Group has recognised a deferred tax asset for trading losses of £14m (2021: £9m) on the basis of management forecasts which demonstrate these losses should be recovered in the foreseeable future. Additional losses have been recognised in the period as a result of recent profitability. No deferred tax asset has been recognised in respect of gross tax losses of £266m (2021: £408m) due to the unpredictability of future profits. Included in this unrecognised amount are US state tax losses of £178m (2021: £314m) which can only be carried forward for between 15 and 20 years. These losses expire at various dates over the next 18 years. Other unrecognised losses may be carried forward indefinitely.